SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	Jun. 30, 2024
Developed Games [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Developed Games [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Royalty [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Royalty [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	8 years
Copyrights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	8 years
Copyrights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years